Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest	The following tables show the movements in total noncontrolling interest during the years ended December 31, 2020 and 2019:

Year ended December 31, 2020 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	59	79
Contributions from sale of noncontrolling interest (Note 4)	—	9	9
Distributions to noncontrolling interest	—	(2)	(2)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	22	72	94

Year ended December 31, 2019 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	21	49	70
Contributions from sale of noncontrolling interest (Note 4)	—	12	12
Distributions to noncontrolling interest	(3)	(6)	(9)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	59	79
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2020 and 2019:

Year ended December 31, 2020 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	47	67
Distributions to noncontrolling interest	—	(2)	(2)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	22	49	71

Year ended December 31, 2019 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	21	49	70
Distributions to noncontrolling interest	(3)	(6)	(9)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	47	67
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2020 and 2019:

Year ended December 31 (millions of dollars)	2020	2019
Noncontrolling interest - beginning	12	—
Contributions from sale of noncontrolling interest (Note 4)	9	12
Net income attributable to noncontrolling interest	2	—
Noncontrolling interest - ending	23	12